GOODWILL	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill [text block]
7)    GOODWILL
Goodwill was generated on December 1, 2012 from the acquisition of the Customer Relationship Management (“CRM”) business from Telefónica, S.A when we were acquired by funds affiliated with Bain Capital.
On December 30, 2014 Atento Brazil generated a goodwill from the acquisition of CBCC and on September 2, 2016 a goodwill from the acquisition of R Brasil in the amount of 15,214 thousand U.S. dollars and on June 9, 2017 from the acquisition of Interfile in the amount of 8,400 thousand U.S. dollars
The result of the impairment test performed for the year ended December 31, 2022 was an impairment charge of $12.8 million of the Goodwill related to Brazil and Peru subsidiaries.
The breakdown and changes in goodwill in 2021 and 2022 are as follow:

	Thousands of U.S. dollars
	12/31/2020	Hyperinflation	Translation Differences	Impairment	12/31/2021	Translation Differences	Impairment	12/31/2022
Peru	27,103	—	(2,529)	—	24,574	1,145	(5,140)	20,579
Chile	16,245	—	(2,656)	—	13,589	(146)		13,443
Colombia	5,463	—	(753)	—	4,710	(812)		3,898
Mexico	1,820	—	(50)	—	1,770	91		1,861
Brazil	50,790	—	(3,492)	—	47,298	3,289	(7,705)	42,882
Argentina	1,593	656	(288)	(1,961)	—	—		—
Total	103,014	656	(9,768)	(1,961)	91,941	3,567	(12,845)	82,663